EQUITY (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 06, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 ₪ / shares	Oct. 02, 2014 USD ($)
Common stock
Ordinary shares, issued | shares		1,016,000,000	957,000,000
Purchase of treasury shares		$ 439	$ 500	$ 497
Treasury Stock Shares Acquired | shares		7,700,000	8,700,000	12,800,000
Stock Repurchase Program, Authorized Amount		$ 2,100				$ 3,000
Ordinary shares price per share | ₪ / shares					₪ 0.10
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs ADSs	$ 329	$ 3,291
Aggregate Proceeds From Issuance Of Preferred Stock And Preference Stock	$ 3,620
Shares Held In Employee Stock Option Plan Committed To Be Released | shares		12,200,000
Convertible Preferred Stock Terms Of Conversion		13.3333 and 16.0000
Convertible Preferred Stock Shares Issued Upon Conversion | shares		337,500
Preferred Stock Dividend Rate Per Dollar Amount | $ / shares		$ 1,000
Share Price | $ / shares		$ 62.5
Treasury stock
Treasury stock, value		$ (439)	$ (500)	$ (497)
Retained earnings
Dividends declared and paid | $ / shares		$ 1.36	$ 1.34	$ 1.28
Additional dividends declared | $ / shares		$ 0.34
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment, net of tax		$ (2,384)	$ (1,283)	$ 151
Unrealized gain (loss) from available-for-sale securities, net of tax		312	(7)	5
Unrealized loss from cash flow hedge		175	40	(197)
Accumulatedothercomprehensiveincomelossotheradjustments		(58)	(93)	(50)
Comprehensive income attributable to Teva		$ (1,955)	$ (1,343)	$ (91)